Balance Sheet (Parentheticals)	Dec. 31, 2021 $ / shares shares
Ordinary shares subject to possible redemption, shares	4,488,986
Ordinary shares subject to possible redemption, conversion value per share (in Dollars per share) | $ / shares	$ 10
Preference shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Preference shares, shares authorized	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares issued	1,074,780
Ordinary shares, shares outstanding	1,074,780
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	20,000,000
Ordinary shares, shares issued	272,247
Ordinary shares, shares outstanding	272,247